Leases (Schedule of Maturity Analysis of Company's Lease Liabilities) (Details) € in Thousands, $ in Thousands	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($) [1]	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 23,812
Current maturities of lease liability	8,288	$ 9,851	€ 490	[2]
Long-term lease liability	15,524	$ 18,452	€ 17,299
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	8,288
Current maturities of lease liability	8,288
Long-term lease liability	15,524
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	2,584
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 12,940

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)
[2]	Reclassified